Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 190,389
Balance	259,319	$ 190,389
Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	42,900
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	275,350	168,065
Acquisition of Pershing Gold		49,272
Asset additions	76,543	46,147
Change in decommissioning provision	360	2,603
Reclassification		9,263
Balance	352,253	275,350
Cost [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	121,121	113,428
Acquisition of Pershing Gold
Asset additions	7,238	7,600
Change in decommissioning provision	370	93
Reclassification
Balance	128,729	121,121
Cost [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	57,344
Acquisition of Pershing Gold		34,335
Asset additions	51,007	11,236
Change in decommissioning provision	(10)	2,510
Reclassification		9,263
Balance	108,341	57,344
Cost [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	89,062	54,542
Acquisition of Pershing Gold		14,927
Asset additions	15,969	19,936
Change in decommissioning provision
Reclassification		(343)
Balance	105,031	89,062
Cost [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,701
Acquisition of Pershing Gold
Asset additions	2,211	7,358
Change in decommissioning provision
Reclassification		343
Balance	9,912	7,701
Cost [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122	95
Acquisition of Pershing Gold		10
Asset additions	118	17
Change in decommissioning provision
Reclassification
Balance	240	122
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation/depletion for the year	7,973	13,338
Accumulated depreciation and depletion [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	50,215	41,610
Depreciation/depletion for the year	4,145	8,605
Balance	50,360	50,215
Accumulated depreciation and depletion [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depreciation/depletion for the year
Balance
Accumulated depreciation and depletion [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	34,379	29,964
Depreciation/depletion for the year	3,510	4,415
Balance	37,889	34,379
Accumulated depreciation and depletion [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	305
Depreciation/depletion for the year	291	305
Balance	596	305
Accumulated depreciation and depletion [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	62	49
Depreciation/depletion for the year	27	13
Balance	89	62
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	190,389
Balance	259,319	190,389
Carrying value [Member] | Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	70,906
Balance	74,369	70,906
Carrying value [Member] | Non-producing properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	57,344
Balance	108,341	57,344
Carrying value [Member] | Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	54,683
Balance	67,142	54,683
Carrying value [Member] | Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,396
Balance	9,316	7,396
Carrying value [Member] | Corporate Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	60
Balance	151	60
Total [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	84,961	71,623
Balance	$ 92,934	$ 84,961